Segment Information - Long-Lived Assets and Revenue by Geographical Areas (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Revenue	$ 1,071	$ 1,090	$ 2,327	$ 2,293	$ 4,475	$ 4,005	$ 3,576
Long-lived Assets	$ 294		$ 294		300	229
United States
Segment Reporting Information [Line Items]
Revenue					1,956	1,754	1,587
Long-lived Assets					201	156
United Kingdom
Segment Reporting Information [Line Items]
Revenue					596	593	522
Long-lived Assets					20	23
All other territories
Segment Reporting Information [Line Items]
Revenue					1,923	1,658	$ 1,467
Long-lived Assets					$ 79	$ 50